Related party transactions (Tables)	12 Months Ended
Mar. 31, 2022
Related party transactions [abstract]
Disclosure of Transactions between Related Parties
The remuneration to the board of directors and the Executive Committee members, who are the key management personnel of the Group, is set out below in aggregate for each of the categories prescribed by IAS 24 Related Party Disclosures.

(EUR thousand)	For the financial year ended March 31
Remuneration to key management personnel	2022	2021	2020
Short-term employee benefits	4,748	5,162	4,408
Post-employment benefits	519	474	371
Share based payments	4,061	680	—
Total	9,328	6,316	4,779

(EUR thousand)	For the financial year ended March 31
Purchases of services from related parties	2022	2021	2020
Monitoring fee	—	(95)	460
Directors fee	334	278	195
Reimbursements	—	16	54
Total	334	199	709

(EUR thousand)	As of March 31
Liabilities to related parties	2022	2021	2020
Liabilities to key management personnel:
Pension liability	488	1,387	868
Share-based payment liability	—	—	7,396
Liabilities to shareholders:
Warrant liability	4,493	9,864	—
Closing balance for the year	4,981	11,251	8,264